UNAUDITED CONDENSED COMBINED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total Revenue	$ 27,917,672	$ 25,179,964	$ 120,425,251	$ 90,601,541
Expenses
Medical Expenses	18,438,612	16,157,366	67,014,557	51,622,064
Administrative Fee			17,003,977	13,237,389
Selling, General and Administrative Expenses	7,673,377	5,524,251	27,107,059	19,176,227
Total Operating Expenses	26,111,989	21,681,617	111,125,593	84,035,680
Interest expense	503,987	327,470	1,728,024	720,398
Net Income	1,301,696	3,170,877	7,571,634	5,845,463
Net Income (Loss) Attributable to Noncontrolling Interests		89,932	29,269	173,194
Net Income Attributable to Controlling Interests	$ 1,301,696	$ 3,260,810	$ 7,600,903	$ 6,018,657
Weighted-average Units Outstanding	200	200	200	200
Net Income per Unit- Basic and Diluted	$ 6,508	$ 16,304	$ 38,005	$ 30,093
Capitated Revenue
Revenue
Total Revenue	$ 27,818,980	$ 25,041,525	$ 120,055,312	$ 90,109,682
Other Patient Service Revenue
Revenue
Total Revenue	$ 98,691	$ 138,439	$ 369,939	$ 491,859